UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund:   BlackRock California Municipal Income Trust (BFZ)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California

            Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	BlackRock California Municipal Income Trust (BFZ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 91.5%
County/City/Special District/School District — 23.6%
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	$8,425	$9,164,125
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	574,080
6.50%, 5/01/36	1,210	1,407,581
6.50%, 5/01/42	2,225	2,586,474
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 2/01/19 (a)	2,000	2,174,740
County of Orange California Water District, COP, Refunding, 5.25%, 8/15/19 (a)	2,000	2,191,820
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	8,990	10,338,770
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A (a):
5.50%, 3/01/21	5,270	6,091,804
6.00%, 3/01/21	2,880	3,382,877
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/18 (a)	20,000	20,928,200
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,708,725
Evergreen School District, GO, Election of 2014, 4.00%, 8/01/41	5,365	5,497,623
Foothill-De Anza Community College District, GO, Refunding, 4.00%, 8/01/40	6,000	6,283,620
Los Angeles Unified School District, GO, Election of 2008, Series A, 4.00%, 7/01/40	8,500	8,726,440
Modesto Irrigation District, COP, Capital Improvments, Series A, 5.75%, 10/01/29	3,035	3,277,921
Oak Grove School District, GO, Election of 2008, Series A, 5.50%, 8/01/33	1,315	1,436,335
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/19 (a)	2,000	2,217,800

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
San Jose California Financing Authority, Refunding LRB, Civic Center Project, Series A, 5.00%, 6/01/32	$3,375	$3,865,354
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,542,011
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/19 (a)	4,000	4,444,480
Turlock Irrigation District, Refunding RB, 1st Priority, 5.00%, 1/01/33	500	585,245
Tustin California School District, GO, Election of 2008, Series B, 5.25%, 8/01/21 (a)	3,445	4,006,328
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 8/01/32	4,960	5,618,539
Election of 2012, 5.50%, 8/01/39	2,500	2,922,425

		113,973,317
Education — 5.2%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,384,087
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,801,175
California State University, Refunding RB, Systemwide, Series A:
5.00%, 11/01/33	4,640	5,447,777
5.00%, 11/01/41	3,225	3,687,046
University of California, Refunding RB, Series AR, 5.00%, 5/15/41	5,000	5,723,200

		25,043,285
Health — 11.3%
ABAG Finance Authority for Nonprofit Corps., Refunding RB, Sharp Healthcare, Series B, 6.25%, 8/01/39	4,975	5,484,788

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2017	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
California (continued)
Health (continued)
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/19 (a)	$6,710	$7,442,396
Children’s Hospital, Series A, 5.25%, 11/01/41	8,500	9,437,125
Sutter Health, Series B, 6.00%, 8/15/42	6,015	6,836,589
California Health Facilities Financing Authority, Refunding RB, Series A (a):
Catholic Healthcare West, 6.00%, 7/01/19	5,550	6,145,459
Dignity Health, 6.00%, 7/01/19	4,520	5,004,951
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/17 (a)	2,880	2,903,069
Catholic Healthcare West, Series E, 5.50%, 7/01/17 (a)	5,065	5,105,571
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	4,000	4,438,480
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,912,463

		54,710,891
State — 9.2%
Orange County Community Facilities District, Special Tax Bonds, Village of Esencia, Series A, 5.25%, 8/15/45	2,500	2,737,125
State of California, GO, Various Purposes, 6.00%, 4/01/38	14,000	15,320,760
State of California Public Works Board, LRB:
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	9,892,710
Various Capital Projects, Series I, 5.50%, 11/01/33	4,940	5,880,576
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19 (a)	5,025	5,684,330

Municipal Bonds	Par (000)	Value
California (continued)
State (continued)
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	$4,335	$5,085,475

		44,600,976
Tobacco — 6.1%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed:
Senior, Series A-1, 5.75%, 6/01/47	24,640	24,696,426
Senior, Series A-1, 5.75%, 6/01/47	1,535	1,541,846
Series A, 5.00%, 6/01/40	3,020	3,350,207

		29,588,479
Transportation — 17.0%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	6,750	7,402,455
City & County of San Francisco California Airports Commission, Refunding RB, San Francisco International Airport, Series B, AMT, 5.00%, 5/01/46	5,000	5,542,600
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport Series A, AMT, 5.00%, 5/15/42	8,980	10,009,377
City of Los Angeles California Department of Airports, RB, Series B, AMT, 5.00%, 5/15/34	3,425	3,880,011
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A:
5.00%, 5/15/34	6,650	7,160,122
5.00%, 5/15/40	4,760	5,251,898
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC:
Series A-1, AMT 5.75%, 3/01/34	3,875	4,392,041
Series A-1, AMT 6.25%, 3/01/34	2,650	3,083,116
Series B, 5.00%, 3/01/35	1,685	1,940,800

2	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
County of Los Angeles Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 7/01/39	$1,275	$1,495,907
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	8,066,640
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 7/01/41	12,500	13,970,375
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,163,290
Senior Series B, 5.75%, 7/01/39	1,850	1,945,534
Port of Los Angeles California Harbor Department, Refunding RB, Series A, AMT, 5.00%, 8/01/44	4,135	4,537,666

		81,841,832
Utilities — 19.1%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	8,673,551
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	6,555	7,134,396
City of Los Angeles California Department of Water & Power, RB, Power System:
Series A, 5.00%, 7/01/46	1,000	1,141,060
Sub-Series A-1, 5.25%, 7/01/38	9,000	9,452,700
City of Los Angeles California Department of Water & Power, Refunding RB:
Series A, 5.25%, 7/01/39	4,000	4,528,160
Water System, Series A, 5.00%, 7/01/46	1,000	1,139,430
Water System, Series B, 5.00%, 7/01/37	1,680	1,933,512
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 6/01/39	2,000	2,148,220

Municipal Bonds	Par (000)	Value
California (continued)
Utilities (continued)
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	$5,625	$6,584,681
City of San Francisco California Public Utilities Commission Water Revenue, RB, Sub-Series A, 5.00%, 11/01/37	5,000	5,672,400
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 9/01/31	4,320	4,982,645
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	2,425	2,804,197
East Bay California Municipal Utility District Water System Revenue, Refunding RB, Series A, 5.00%, 6/01/36	5,745	6,358,451
El Dorado Irrigation District / El Dorado County Water Agency, Refunding RB, Series A (AGM), 5.25%, 3/01/39	10,000	11,475,200
Los Angeles Department of Water, Refunding RB, Series B, 5.00%, 7/01/38	2,000	2,300,160
Los Angeles Department of Water & Power, RB, Series B:
5.00%, 7/01/37	1,000	1,147,610
5.00%, 7/01/45	1,000	1,141,880
Los Angeles Department of Water & Power System Revenue, RB, Series B, 5.00%, 7/01/38	8,010	9,185,788
Metropolitan Water District of Southern California, Refunding RB, Series A, 5.00%, 7/01/32	2,500	2,963,200
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	1,250	1,357,588

		92,124,829
Total Municipal Bonds in California		441,883,609

Multi-State — 0.5%
Housing — 0.5%
Centerline Equity Issuer Trust (b)(c):
Series A-4-2, 6.00%, 5/15/19	1,000	1,079,000

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2017	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds	Par (000)	Value
Multi-State (continued)
Housing (continued)
Centerline Equity Issuer Trust (b)(c) (continued):
Series B-3-2, 6.30%, 5/15/19	$1,000	$1,084,880
Total Municipal Bonds in Multi-State		2,163,880

Puerto Rico — 1.2%
Tobacco — 1.2%
Children’s Trust Fund, Refunding RB, Tobacco Settlement, Asset-Backed Bonds:
5.50%, 5/15/39	2,910	2,914,365
5.63%, 5/15/43	2,765	2,766,576
Total Municipal Bonds in Puerto Rico		5,680,941
Total Municipal Bonds - 93.2%		449,728,430

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
California — 75.2%
County/City/Special District/School District — 26.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,620	12,952,349
Los Angeles Community College District California, GO, Election of 2008, Series A (a):
Election of 2001 (AGM), 5.00%, 8/01/17	8,000	8,087,520
Series C, 5.25%, 8/01/20 (e)	12,902	14,590,113
Los Angeles Community College District California, GO, Refunding, 6.00%, 8/01/19 (a)	20,131	22,368,108
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	5,000	5,393,750
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,162,099
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	10,484	11,469,212
San Joaquin California Delta Community College District, GO, Election of 2004, Series C, 5.00%, 8/01/39	14,505	16,283,267

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
San Jose Unified School District Santa Clara County California, GO:
Election of 2002, Series D, 5.00%, 8/01/18 (a)	$14,625	$15,391,901
Series C, 4.00%, 8/01/39	6,100	6,270,068

		129,968,387
Education — 17.3%
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/18 (a)	13,095	13,783,335
University of California, RB:
5.75%, 5/15/34 (b)(f)	12,303	13,478,123
Series AM, 5.25%, 5/15/44	5,000	5,792,300
University of California, Refunding RB:
5.00%, 5/15/38	4,250	4,886,353
Series A, 5.00%, 11/01/43	11,792	13,436,821
Series AI, 5.00%, 5/15/38	14,225	16,192,011
Series I, 5.00%, 5/15/40	14,065	15,965,855

		83,534,798
Health — 8.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 8/15/52	9,695	10,486,956
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 4/01/42	18,960	20,701,855
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/47	10,290	11,578,926

		42,767,737
State — 3.7%
State of California, GO, Refunding, Various Purposes, 5.00%, 9/01/35	10,115	11,671,889
State of California, GO, Refunding, 4.00%, 9/01/37	6,090	6,301,140

		17,973,029
Transportation — 5.6%
City of Los Angeles California Department of Airports, RB, Series D, AMT, 5.00%, 5/15/41	18,632	20,604,594

4	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
California (continued)
Transportation (continued)
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	$5,740	$6,594,169

		27,198,763
Utilities — 12.8%
County of Orange California Water District, COP, Refunding, 5.00%, 8/15/19 (a)	10,480	11,425,820
County of San Diego California Water Authority Financing Corp., COP, Refunding, Series A (AGM) (a):
5.00%, 5/01/18	1,670	1,740,173
5.00%, 5/01/18	8,370	8,721,707
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/18 (a)	18,002	18,875,741
Los Angeles Department of Water, Refunding RB, Series A, 5.00%, 7/01/46	6,412	7,306,195
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/19 (a)	12,460	13,532,432

		61,602,068
Total Municipal Bonds Transferred to Tender Option Bond Trusts - 75.2%		363,044,782
Total Long-Term Investments (Cost — $774,514,170) — 168.4%		812,773,212

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.70% (g)(h)	1,134,188	$1,134,415
Total Short-Term Securities (Cost — $1,134,415) — 0.2%		1,134,415
Total Investments (Cost — $775,648,585*) — 168.6%		813,907,627
Other Assets Less Liabilities — 2.2%		10,416,583
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (35.3)%		(170,277,107)
VMTP Shares, at Liquidation Value — (35.5)%		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$482,747,103

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$603,956,243

Gross unrealized appreciation	$42,310,175
Gross unrealized depreciation	(2,221,823)

Net unrealized appreciation	$40,088,352

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreement, which expires on August 1, 2018, is $6,798,086.

(f)	Variable rate security. Rate as of period end.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2017	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

(g)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	3,771,908	(2,637,720)	1,134,188	$1,134,415	$1,505	$2,449	—

[1] Includes net capital gain distributions.

(h)	Current yield as of period end.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(67)	5-Year U.S. Treasury Note	June 2017	$ 7,933,219	$(29,658)
(189)	10-Year U.S. Treasury Note	June 2017	$23,760,844	(172,007)
(120)	Long U.S. Treasury Bond	June 2017	$18,356,250	(189,076)
(28)	Ultra U.S. Treasury Bond	June 2017	$ 4,562,250	(56,334)
Total				$(447,075)

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
RB	Revenue Bonds

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 – other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

6	BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2017

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments [1]	—	$812,773,212	—	$812,773,212
Short-Term Securities	$1,134,415	—	—	1,134,415

Total	$1,134,415	$812,773,212	—	$813,907,627

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(447,075)	—	—	$(447,075)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(169,863,032)	—	$(169,863,032)
VMTP Shares at Liquidation Value	—	(171,300,000)	—	(171,300,000)

Total	—	$(341,163,032)	—	$(341,163,032)

During the period ended April 30, 2017, there were no transfers between levels.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	APRIL 30, 2017	7

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: June 22, 2017